Investment Objectives and Goals - Academy Veteran Bond ETF	Nov. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Academy Veteran Bond ETF - Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Academy Veteran Bond ETF (the “Fund”) seeks to generate current income.